UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2008

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           February 13, 2009
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          26
Form 13F Information Table Value Total:    $ 158834
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
***COVIDIEN LIMITED           COMM             G2552X108      1350     37239 SH        SOLE                    37239
***TYCO ELECTRONICS LTD       COMM             G9144P105       844     52055 SH        SOLE                    52055
***TYCO INTERNATIONAL LTD     COMM             G9143X208      1140     52791 SH        SOLE                    52791
ALTRIA GROUP INC              COMM             02209S103      3124    207411 SH        SOLE                   207411
AMERICAN GREETINGS CORP CL A  COMM             026375105      2725    359945 SH        SOLE                   359945
APACHE CORP                   COMM             037411105     13201    177124 SH        SOLE                   177124
BLACK & DECKER CORP           COMM             091797100      4481    107171 SH        SOLE                   107171
BRUNSWICK CORP                COMM             117043109      1421    337498 SH        SOLE                   337498
CLOROX CO                     COMM             189054109      8393    151054 SH        SOLE                   151054
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100      6926    236962 SH        SOLE                   236962
DEVON ENERGY CORP             COMM             25179M103     12029    183055 SH        SOLE                   183055
FORTUNE BRANDS INC            COMM             349631101      4006     97047 SH        SOLE                    97047
FREEPORT MCMORAN COPPER &     COMM             35671D857     10384    424870 SH        SOLE                   424870
JOY GLOBAL INC                COMM             481165108      4380    191348 SH        SOLE                   191348
KRAFT FOODS INC               COMM             50075N104      3854    143525 SH        SOLE                   143525
MASCO CORP                    COMM             574599106      2628    236154 SH        SOLE                   236154
MATTEL INC                    COMM             577081102      7009    438038 SH        SOLE                   438038
MERCK & CO INC                COMM             589331107     10489    345031 SH        SOLE                   345031
NEWELL RUBBERMAID INC         COMM             651229106      2471    252685 SH        SOLE                   252685
NORFOLK SOUTHERN CORP         COMM             655844108     10466    222445 SH        SOLE                   222445
PFIZER INC                    COMM             717081103     11945    674485 SH        SOLE                   674485
PHILIP MORRIS INTL INC        COMM             718172109      9024    207411 SH        SOLE                   207411
POLYONE CORP                  COMM             73179P106      1474    467963 SH        SOLE                   467963
TARGET CORP                   COMM             87612E106      5248    151973 SH        SOLE                   151973
TRINITY INDS INC              COMM             896522109      5623    356816 SH        SOLE                   356816
WAL MART STORES INC           COMM             931142103     14200    253305 SH        SOLE                   253305